Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments at fair value	$ 396,261,887	$ 381,645,650
Investments at contract value	42,968,383	47,950,922
Total investments	439,230,270	429,596,572
Receivables
Notes receivable from participants	5,106,400	5,028,842
Employers contributions receivable	2,001,596	1,634,502
Total receivables	7,107,996	6,663,344
Total assets	446,338,266	436,259,916
LIABILITIES
Excess contributions payable	29,719	135,272
Total liabilities	29,719	135,272
NET ASSETS AVAILABLE FOR BENEFITS	$ 446,308,547	$ 436,124,644